LETTER TO THE SHAREHOLDERS OF THE JPM PIERPONT TREASURY MONEY MARKET FUND

December 1, 1996

Dear Shareholder:

We are pleased to report that The JPM Pierpont Treasury Money Market Fund outperformed its benchmark, IBC/Donoghue's U.S. Government & Agency Money Market Fund Average,* for the year ended October 31, 1996. The Fund returned 5.03% for the period versus a benchmark return of 4.74%. We believe that security selection and active maturity management contributed to the Fund's return for the period and that these investment decisions have helped the Fund to consistently outperform its benchmark since its inception on January 4, 1993 (see table on page 2).

The Fund's net asset value remained $1.00 per share. The Fund's net assets were approximately $185.4 million at the end of the reporting period. The net assets of The Treasury Money Market Portfolio, in which the Fund invests, totaled approximately $294.9 million on October 31, 1996.

With the retirement of Jim Hayes, Robert R. ("Skip") Johnson has assumed management of The Treasury Money Market Portfolio, in which The JPMPierpont Treasury Money Market Fund invests. Skip has had extensive money market experience, including management of a sister portfolio, The Money Market Portfolio. In the Portfolio Manager Q&A on page 3, Skip discusses some of the events affecting the Treasury money market and offers his outlook for the months ahead.

As always, we welcome your comments, questions, or any suggestions on how we can further improve your financial reports. Please call J.P. Morgan Funds Services, toll free, at (800) 521-5411.

Sincerely yours,

/s/ Evelyn E. Guernsey
Evelyn E. Guernsey
J.P. Morgan Funds Services

*REPRESENTS IBC/DONOGHUE'S U.S. TREASURY & REPO MONEY MARKET FUND AVERAGE THROUGH 12/31/95 AND IBC/DONOGHUE'S U.S. GOVERNMENT & AGENCY MONEY MARKET FUND AVERAGE THEREAFTER.

--------------------------------------------------------------------------------
     TABLE OF CONTENTS

     LETTER TO THE SHAREHOLDERS. . . . 1     FUND FACTS AND HIGHLIGHTS . . . . 6

     FUND PERFORMANCE. . . . . . . . . 2     SPECIAL FUND-BASED SERVICES . . . 7

     PORTFOLIO MANAGER Q&A . . . . . . 3     FINANCIAL STATEMENTS. . . . . . . 9
--------------------------------------------------------------------------------

FUND PERFORMANCE


EXAMINING PERFORMANCE
One way to look at performance is to review a fund's average annual total return. This figure takes a fund's actual (or cumulative) return and shows you what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over various time periods, typically 1, 5, or 10 years (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short term.

PERFORMANCE                             TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS
                                        -----------------------       -----------------------------------------
                                        THREE          SIX            ONE            THREE          SINCE
AS OF OCTOBER 31,1996                   MONTHS         MONTHS         YEAR           YEARS          INCEPTION*
---------------------------------------------------------------       -----------------------------------------
The JPM Pierpont Treasury
   Money Market Fund                    1.22%          2.44%          5.03%          4.64%          4.22%
IBC/Donoghue U.S. Government & Agency
   Money Market Fund Average**          1.15%          2.30%          4.74%          4.33%          3.97%
IBC/Donoghue U.S. Treasury &
   Repo Money Fund Average              1.14%          2.28%          4.71%          4.33%          3.96%


AS OF SEPTEMBER 30, 1996
---------------------------------------------------------------       -----------------------------------------
The JPM Pierpont Treasury
   Money Market Fund                    1.22%          2.43%          5.07%          4.57%          4.20%
IBC/Donoghue U.S. Government & Agency
   Money Market Fund Average**          1.15%          2.29%          4.77%          4.27%          3.95%
IBC/Donoghue U.S. Treasury &
   Repo Money Fund Average              1.14%          2.28%          4.75%          4.27%          3.95%



*1/4/93 -- COMMENCEMENT OF OPERATIONS (AVERAGE ANNUAL TOTAL RETURNS BASED ON MONTH END FOLLOWING INCEPTION). THE FUND'S AVERAGE ANNUAL TOTAL RETURN SINCE ITS COMMENCEMENT OF OPERATIONS OF 1/4/93 IS 4.18%.

**REPRESENTS IBC/DONOGHUE'S U.S. TREASURY & REPO MONEY MARKET FUND AVERAGE THROUGH 12/31/95 AND IBC/DONOGHUE'S U.S. GOVERNMENT & AGENCY MONEY MARKET FUND AVERAGE THEREAFTER.

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. FUND RETURNS ASSUME THE REINVESTMENT OF DISTRIBUTIONS AND REFLECT REIMBURSEMENT OF CERTAIN FUND AND PORTFOLIO EXPENSES AS DESCRIBED IN THE PROSPECTUS.

PORTFOLIO MANAGER Q&A


[PHOTO]

Following is an interview with ROBERT R. ("SKIP") JOHNSON, a member of the portfolio management team for The Treasury Money Market Portfolio, in which the Fund invests. Prior to joining Morgan in 1988, he held senior positions with the Bank of Montreal and U.S. Steel. This interview was conducted on November 15, 1996 and reflects Skip's views on that date.

MONEY MARKETS APPEAR TO BE MORE SUBJECT TO CYCLICAL SUPPLY AND DEMAND FACTORS THAN SOME OF THE OTHER FIXED INCOME MARKETS. WHAT ARE SOME OF THE EVENTS THAT TYPICALLY AFFECT SUPPLY AND DEMAND IN THE MONEY MARKETS AND THE TREASURY MONEY MARKET, IN PARTICULAR?

RRJ: In the taxable money market, supply comes from the Treasury, government agencies, banks, and industries looking to finance. In addition, significant quantities of supply are released at tax time, when investors sell some of their holdings to generate cash for tax payments. Demand arises from the desire for short investments--as a repository for cash, when interest rates are rising, or when there's a flight to quality as a result of problems in stocks or longer bonds. Because tax payments are such an important driver in the taxable money market, tax deadlines act as an important influence, and this produces a rough cyclicality.

  In the Treasury money market, where this Portfolio invests, the government is the only factor-- financing by the government, filling gaps between receipts and expenditures. Receipts are heavy at tax times, but expenditures flow throughout the year. As a result, three- and six-month bills are issued every week and one-year bills every month. In addition, all through the year, longer coupon notes of the Treasury become money market eligible as their maturity shortens to less than one year. The supply considerations are the government's needs for money beyond what is on hand, and on things like budget deficits, whether planned or unplanned. Demand considerations are determined by value relative to other comparable maturity instruments.

TAXABLE MONEY MARKETS TYPICALLY GET AN INCREASE IN SUPPLY AROUND TAX TIME AS BONDHOLDERS LIQUIDATE HOLDINGS TO PAY TAXES. THIS, OF COURSE, WOULD BE PRECISELY WHEN THE TREASURY WOULD HAVE THE LEAST NEED FOR NEW BORROWING. DOES THIS CAUSE TREASURY MONEY MARKET SUPPLY AND DEMAND TO RUN COUNTER-CYCLICALLY TO REGULAR MONEY MARKETS?

Actually, there doesn't seem to be much interaction between the two markets. As mentioned, new Treasury issuance depends on government financing needs, but there is a pretty steady flow of both three- and six-month Treasury bills that immediately enter the money market and of one-to five-year coupon-bearing notes that eventually qualify for the money market. These constitute the biggest sector of the government market.

GIVEN THE VERY SHORT MATURITIES OF MONEY MARKET FUNDS, ARE MOST SECURITIES PURCHASED TO BUY AND HOLD? WHAT ARE SOME FACTORS THAT MIGHT PROMPT SELLING BEFORE MATURITY? DO WE FIND THAT WE CAN ADD RETURN BY ACTIVE TRADING?

Most of the Portfolio's purchases are buy and hold. However, a strict buy and hold strategy prevents you from taking advantage of mispricings on the yield curve, and consequently, approximately 25% of the Portfolio is actively traded. As a matter of fact, we are always looking for opportunities where a trade will provide an advantage.

  An example of a factor that could prompt selling might be an interest rate outlook that makes newly-auctioned securities appear more valuable than some current holdings. Although quantifying additional return from active trading is inexact, we believe that we are able to add additional return annually by doing this.

WHAT KIND OF FACTORS DO YOU CONSIDER WHEN YOU'RE ESTABLISHING THE AVERAGE LIFE OF THE PORTFOLIO?

We look at the strength of the economy, monetary policy, technical factors like supply and demand and, maybe most important, the market's perception of what's going to happen. Sometimes we disagree with the market and can make some money by betting against it. We also look at Federal Reserve policy and evaluate the likelihood of policy changes based on current economic indicators. All of these considerations drive the average life decision. Right now the Portfolio's average life is approaching 60 days, and we expect that to continue for the the next three months or so. With a fund subject to the SEC-mandated 90-day maximum average life, a 60-day average life is toward the long end of the allowable maturity and reflects an optimistic view of the market, an expectation that rates will be lower, prices will be higher.

MONEY MARKET SECURITIES ARE CONSIDERED TO BE AMONG THE SAFEST OF INVESTMENTS, AND TREASURIES ESPECIALLY SO. ARE THERE ANY RISK FACTORS THAT WE HAVE TO CONSIDER IN MANAGING A TREASURY MONEY MARKET FUND? IF SO, WHAT DO WE DO TO ATTEMPT TO CONTROL THIS RISK?

There's always interest rate risk, even with Treasuries. Interest rate risk is the possibility that interest rates may rise, lowering the value of current holdings. However, the regulations that govern money market funds require that average maturity not exceed 90 days and individual issues must mature within 397 days. These restrictions are designed to limit interest rate risk.

WE OCCASIONALLY TAKE ADVANTAGE OF MISPRICINGS BETWEEN DISCOUNT SECURITIES AND COUPON SECURITIES. WHAT ARE SOME OF THE FACTORS THAT CAUSE THESE MISPRICINGS TO OCCUR?

Although one would think that both types of security would be priced to have the same yield because they are both converging to face value in approximately the same amount of time, having to factor in the one or two remaining coupon payments makes pricing coupon securities less straightforward than discount securities, and this can lead to some yield divergence between the two. We look at the yield curve daily to monitor differences in various types of money market offerings (these could also include stripped Treasury securities, securities where the coupon and principal are traded separately) and if we find a significant difference, we try to take advantage of it.

WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING THE TREASURY MONEY MARKET PORTFOLIO OVER THE PREVIOUS YEAR?

We had rising interest rates from February through August reflecting a market expectation that with the strengthening economy the Fed might raise short-term interest rates. We responded to this expectation by lowering the Portfolio's average life to a defensive 40 to 45 day range. Apparently, however, the market's own reaction was sufficient to ease whatever concerns the Fed may have had about economic overheating, for no Fed rate increases were made. Since August, the market seems to have come to expect a stable economy and a steady monetary policy.

THE JPM PIERPONT TREASURY MONEY MARKET FUND WAS SUCCESSFUL IN OUTPERFORMING NOT ONLY ITS BENCHMARK, THE IBC/DONOGHUE GOVERNMENT & AGENCY MONEY FUND AVERAGE, BUT ALSO ITS LIPPER COMPETITIVE UNIVERSE. WHAT DO YOU FEEL WERE THE CHIEF REASONS FOR THIS OUTPERFORMANCE?

We were successful because we correctly anticipated the strength of the economy in time to shorten the Portfolio's average maturity. This allowed us to take advantage of the higher rates as the Portfolio's maturing holdings were rolled over, and, of course, avoided being locked in to longer maturities that lost value when interest rates rose.

  We have a duration committee that monitors and evaluates supply and demand factors, as well as economic data that have an impact on market rates. This committee is made up of experienced bond managers, whose feel for the interplay between economic factors and interest rates is very well-developed.

WHAT IS YOUR OUTLOOK FOR THE TREASURY MONEY MARKET OVER THE COMING SIX MONTHS?

Fixed income markets, including money markets, depend on the pace of economic growth. Factors that could affect this in the coming months include levels of consumer spending, rising labor costs due to the tight labor market, and other inflation indicators, such as commodity prices. Taking these into account, we are predicting slightly increased economic growth in the fourth quarter, resulting in part from an expected rise in consumer spending. Increased real wages and low unemployment should allow some extra purchasing, and, of course, the holiday season generally provides a boost to the economy. We expect this growth to continue into the first half of 1997, but at a comfortable 2 to 2 1/2% pace. As a result, we expect little change from the Fed in the next few months and expect to keep the Portfolio's average life at around 60 days.

FUND FACTS

INVESTMENT OBJECTIVE
The JPM Pierpont Treasury Money Market Fund seeks to provide current income, maintain a high level of liquidity, and preserve capital. It is designed for investors who seek to preserve capital and earn current income from a portfolio of direct obligations of the U.S. Treasury and obligations of certain U.S. government agencies.

--------------------------------------------------------------------------------
COMMENCEMENT OF OPERATIONS
1/4/93

--------------------------------------------------------------------------------
NET ASSETS AS OF 10/31/96
$185,423,963

--------------------------------------------------------------------------------
DIVIDEND PAYABLE DATES
MONTHLY

--------------------------------------------------------------------------------
CAPITAL GAIN PAYABLE DATE (IF APPLICABLE)
12/20/96

EXPENSE RATIO
The Fund's annualized expense ratio of 0.40% covers shareholders' expenses for custody, tax reporting, investment advisory, and shareholder services, after reimbursement. The Fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling, or safekeeping Fund shares, or for wiring redemption proceeds from the Fund.

FUND HIGHLIGHTS

ALL DATA AS OF OCTOBER 31, 1996

DAYS TO MATURITY
(PERCENTAGE OF TOTAL INVESTMENTS)

                              0-30 DAYS  42.2%
[CHART]                       31-60 DAYS  23.7%
                              61-90 DAYS  14.9%
                              90+ DAYS  19.2%

AVERAGE 7-DAY YIELD
4.83%

AVERAGE LIFE
55 days

SPECIAL FUND-BASED SERVICES


PIERPONT ASSET ALLOCATION SERVICE (PAAS)
For many investors, a diversified portfolio -- including short-term instruments, bonds, and stocks -- can offer an excellent opportunity to achieve one's investment objectives. PAAS provides investors with a comprehensive management program for their portfolios. Through this service, investors can:

 - create and maintain an asset allocation that is specifically targeted at meeting their most critical investment objectives;

 - make ongoing tactical adjustments in the actual asset mix of their portfolios to capitalize on shifting market trends;

 - make investments through The JPM Pierpont Funds, a family of diversified mutual funds.

PAAS is available to clients who invest a minimum of $500,000 in The JPM Pierpont Funds.

IRA MANAGEMENT SERVICE
As one of the few remaining investments that can help your assets grow tax-deferred until retirement, the IRA enables more of your dollars to work for you longer. Morgan offers an IRA Rollover plan that helps you to build well-balanced long-term investment portfolios, diversified across a wide array of mutual funds. From money markets to emerging markets, The JPM Pierpont Funds provide an excellent way to help you accumulate long-term wealth for retirement.

KEOGH
In early 1995, Morgan introduced a Keogh program for its clients. Keoghs provide another excellent vehicle to help individuals who are self-employed or are employees of unincorporated businesses to accumulate retirement savings. A Keogh is a tax-deferred pension plan that can allow you to contribute the lesser of $30,000 or 25% of your annual earned gross compensation. The JPM Pierpont Funds can help you build a comprehensive investment program designed to maximize the retirement dollars in your Keogh account.

FUNDS DISTRIBUTOR, INC. IS THE DISTRIBUTOR OF THE JPM PIERPONT TREASURY MONEY MARKET FUND (THE "FUND"). SIGNATURE BROKER-DEALER SERVICES, INC. SERVED AS THE FUND'S DISTRIBUTOR PRIOR TO AUGUST 1, 1996.

MORGAN GUARANTY TRUST COMPANY OF NEW YORK ("MORGAN") SERVES AS PORTFOLIO INVESTMENT ADVISOR AND MAKES THE FUND AVAILABLE SOLELY IN ITS CAPACITY AS SHAREHOLDER SERVICING AGENT FOR CUSTOMERS. INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, MORGAN OR ANY OTHER BANK. SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. ALTHOUGH THE FUND SEEKS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE, THERE IS NO ASSURANCE THAT IT WILL BE ABLE TO CONTINUE TO DO SO.

Performance data quoted herein represent past performance. Please remember that past performance is not a guarantee of future performance. Fund returns are net of fees, assume the reinvestment of Fund distributions, and reflect the reimbursement of Fund expenses. Had expenses not been subsidized, returns would have been lower. The Fund invests all of its investable assets in The Treasury Money Market Portfolio, a separately registered investment company which is not available to the public but only to other collective investment vehicles such as the Fund.

MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING MANAGEMENT FEES AND OTHER EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES OF THE PROSPECTUS
BY CALLING J.P. MORGAN FUNDS SERVICES AT (800) 521-5411.

THE JPM PIERPONT TREASURY MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1996
--------------------------------------------------------------------------------

ASSETS
Investment in The Treasury Money Market
  Portfolio ("Portfolio"), at value      $  185,621,096
Receivable for Expense Reimbursements            27,567
Deferred Organization Expenses                   17,232
Prepaid Trustees' Fees                              758
Prepaid Expenses and Other Assets                   866
                                         --------------
    Total Assets                            185,667,519
                                         --------------

LIABILITIES
Dividends Payable to Shareholders               182,291
Shareholder Servicing Fee Payable                24,350
Administrative Services Fee Payable               5,173
Administration Fee Payable                          566
Fund Services Fee Payable                            94
Accrued Expenses                                 31,082
                                         --------------
    Total Liabilities                           243,556
                                         --------------

NET ASSETS
Applicable to 185,317,755 Shares of
  Beneficial Interest Outstanding
  (par value $0.001, unlimited shares
  authorized)                            $  185,423,963
                                         --------------
                                         --------------
Net Asset Value, Offering and
  Redemption Price Per Share                      $1.00
                                                   ----
                                                   ----

ANALYSIS OF NET ASSETS
Paid-in Capital                          $  185,317,755
Accumulated Net Realized Gain on
  Investment                                    106,208
                                         --------------
    Net Assets                           $  185,423,963
                                         --------------
                                         --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM PIERPONT TREASURY MONEY MARKET FUND
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED OCTOBER 31, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME ALLOCATED FROM
  PORTFOLIO
Allocated Interest Income                                 $   10,720,919
Allocated Portfolio Expenses (Net of
  Reimbursement of $149,571)                                    (406,901)
                                                          --------------
    Net Investment Income Allocated
    from Portfolio                                            10,314,018

FUND EXPENSES
Shareholder Servicing Fee                $      313,504
Registration Fees                                49,110
Administrative Services Fee                      45,950
Transfer Agent Fees                              33,577
Administration Fee                               25,392
Amortization of Organization Expenses            14,627
Professional Fees                                12,115
Fund Services Fee                                 9,821
Trustees' Fees and Expenses                       3,796
Miscellaneous                                     5,513
                                         --------------
    Total Fund Expenses                         513,405
Less: Reimbursement of Expenses                (108,382)
                                         --------------

NET FUND EXPENSES                                                405,023
                                                          --------------
NET INVESTMENT INCOME                                          9,908,995

NET REALIZED GAIN ON INVESTMENT
  ALLOCATED FROM PORTFOLIO                                       107,166
                                                          --------------

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                         $   10,016,161
                                                          --------------
                                                          --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM PIERPONT TREASURY MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                          FOR THE FISCAL     FOR THE FISCAL
                                            YEAR ENDED         YEAR ENDED
                                         OCTOBER 31, 1996   OCTOBER 31, 1995
                                         ----------------   ----------------

INCREASE IN NET ASSETS

FROM OPERATIONS
Net Investment Income                    $      9,908,995   $      8,155,894
Net Realized Gain on Investment
  Allocated from Portfolio                        107,166             64,954
                                         ----------------   ----------------
    Net Increase in Net Assets
    Resulting from Operations                  10,016,161          8,220,848
                                         ----------------   ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                          (9,908,995)        (8,155,894)
Net Realized Gain                                 (60,045)                --
                                         ----------------   ----------------
    Total Distributions to Shareholders        (9,969,040)        (8,155,894)
                                         ----------------   ----------------

TRANSACTIONS IN SHARES OF BENEFICIAL
  INTEREST (AT A CONSTANT $1.00 PER
  SHARE)
Proceeds from Shares of Beneficial
  Interest Sold                             1,610,576,005      1,073,847,284
Reinvestment of Dividends and
  Distributions                                 9,126,097          7,267,593
Cost of Shares of Beneficial Interest
  Redeemed                                 (1,605,445,109)    (1,028,690,669)
                                         ----------------   ----------------
    Net Increase from Transactions in
    Shares of Beneficial Interest              14,256,993         52,424,208
                                         ----------------   ----------------
    Total Increase in Net Assets               14,304,114         52,489,162

NET ASSETS
Beginning of Fiscal Year                      171,119,849        118,630,687
                                         ----------------   ----------------
End of Fiscal Year                       $    185,423,963   $    171,119,849
                                         ----------------   ----------------
                                         ----------------   ----------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM PIERPONT TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period are as follows:

                                                                                          FOR THE PERIOD
                                                                                          JANUARY 4, 1993
                                            FOR THE FISCAL YEAR ENDED OCTOBER 31,        (COMMENCEMENT OF
                                         -------------------------------------------      OPERATIONS) TO
                                            1996           1995            1994          OCTOBER 31, 1993
                                         ----------     ----------     -------------     -----------------
NET ASSET VALUE, BEGINNING OF PERIOD       $   1.00       $   1.00       $      1.00          $  1.00
                                         ----------     ----------     -------------     -----------------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                        0.0489         0.0536            0.0333           0.0208
Net Realized Gain (Loss) on Investment       0.0006         0.0004           (0.0000)(a)       0.0002
                                         ----------     ----------     -------------     -----------------
Total from Investment Operations             0.0495         0.0540            0.0333           0.0210
                                         ----------     ----------     -------------     -----------------

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                       (0.0489)       (0.0536)          (0.0333)         (0.0208)
Net Realized Gain                           (0.0003)            --           (0.0002)              --
                                         ----------     ----------     -------------     -----------------
Total Distributions to Shareholders         (0.0492)       (0.0536)          (0.0335)         (0.0208)
                                         ----------     ----------     -------------     -----------------

NET ASSET VALUE, END OF PERIOD             $   1.00       $   1.00       $      1.00          $  1.00
                                         ----------     ----------     -------------     -----------------
                                         ----------     ----------     -------------     -----------------
Total Return                                   5.03%          5.49%             3.41%            2.10%(b)
                                         ----------     ----------     -------------     -----------------
                                         ----------     ----------     -------------     -----------------

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (in
  thousands)                               $185,424       $171,120       $   118,631          $83,097
Ratios to Average Net Assets
  Expenses                                     0.40%          0.40%             0.40%            0.48%(c)
  Net Investment Income                        4.89%          5.36%             3.40%            2.53%(c)
  Decrease Reflected in Expense Ratio
    due to Expense Reimbursement               0.13%          0.15%             0.22%            0.26%(c)

------------------------
(a)Less than $0.0001.

(b)Not Annualized.

(c)Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM PIERPONT TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1996
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The JPM Pierpont Treasury Money Market Fund (the "Fund") is a separate series of The JPM Pierpont Funds, a Massachusetts business trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations on January 4, 1993. Prior to October 10, 1996, the Trust's and the Fund's names were The Pierpont Funds and The Pierpont Treasury Money Market Fund, respectively.

The Fund invests all of its investable assets in The Treasury Money Market Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Fund. The value of such investment included in the Statement of Assets and Liabilities reflects the Fund's proportionate interest in the net assets of the Portfolio (63% at October 31, 1996). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Fund:

    a)Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

    b)The Fund records its share of net investment income, realized gain and loss and adjusts its investment in the Portfolio each day. All the net investment income and realized gain and loss of the Portfolio is allocated pro rata among the Fund and other investors in the Portfolio at the time of such determination.

    c)All the Fund's net investment income is declared as dividends daily and paid monthly. Distributions to shareholders of net realized capital gain, if any, are declared and paid annually.

    d)The Fund incurred organization expenses in the amount of $73,309. These costs were deferred and are being amortized on a straight-line basis over a five-year period from the commencement of operations.

    e)Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

    f)Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund in the Trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

THE JPM PIERPONT TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1996
--------------------------------------------------------------------------------

2. TRANSACTIONS WITH AFFILIATES

    a)The Trust had retained Signature Broker-Dealer Services, Inc. ("Signature") to serve as administrator and distributor. Under an Administration Agreement, Signature provided administrative services necessary for the operations of the Fund, furnished office space and facilities required for conducting the business of the Fund and paid the compensation of the Fund's officers affiliated with Signature. Until December 28, 1995, the agreement provided for a fee to be paid to Signature at an annual rate determined by the following schedule: 0.04% of the first $1 billion of the aggregate average daily net assets of the Trust, as well as two other affiliated fund families for which Signature acted as administrator, 0.032% of the next $2 billion of such net assets, 0.024% of the next $2 billion of such net assets, and 0.016% of such net assets in excess of $5 billion. The daily equivalent of the fee rate was applied each day to the net assets of the Fund. For the period from November 1, 1995, through December 28, 1995, Signature's fee for these services amounted to $7,725.

      Effective December 29, 1995, the Administration Agreement was amended such that the fee charged was equal to the Fund's proportionate share of a complex-wide charge based on the following annual schedule: 0.03% on the first $7 billion of the aggregate average daily net assets of the Portfolio and the other portfolios (the "Master Portfolios") in which series of the Trust, The JPM Institutional Funds or The JPM Advisor Funds invest and 0.01% on the aggregate average daily net assets of the Master Portfolios in excess of $7 billion. The portion of this charge paid by the Fund was determined by the proportionate share its net assets bore to the total net assets of the Trust, The JPM Institutional Funds, The JPM Advisor Funds and the Master Portfolios. For the period from December 29, 1995 through July 31, 1996, Signature's fee for these services amounted to $15,829. The Administration Agreement with Signature was terminated July 31, 1996.

      Effective August 1, 1996, certain administrative functions formerly provided by Signature are provided by Funds Distributor, Inc. ("FDI"), a registered broker-dealer, and by Morgan Guaranty Trust Company of New York ("Morgan"). FDI also serves as the Fund's distributor. Under a Co-Administration Agreement between FDI and the Trust on behalf of the Fund, the Fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Fund is based on the ratio of the Fund's net assets to the aggregate net assets of the Trust, The JPM Institutional Funds, The JPM Advisor Funds and the Master Portfolios. For the period from August 1, 1996 through October 31, 1996, the fee for these services amounted to $1,838.

    b)Until August 31, 1995, the Trust, on behalf of the Fund, had a Financial and Fund Accounting Services Agreement with Morgan which provided that Morgan would receive a fee, based on the percentage described below, for overseeing certain aspects of the administration and operation of the Fund and that was also designed to provide an expense limit for certain expenses of the Fund. This fee was calculated exclusive of the shareholder servicing fee, the fund services fee and amortization of organization expenses at 0.047% of the Fund's average daily net assets. From September 1, 1995 until December 28, 1995, an interim agreement between the Trust, on behalf of the Fund and Morgan provided for the continuation of the oversight functions that were outlined under the prior agreement and that Morgan should bear all of its expenses incurred in connection with these services.

THE JPM PIERPONT TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1996
--------------------------------------------------------------------------------

      Effective December 29, 1995, the Trust, on behalf of the Fund, entered into an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the Fund. Under the Services Agreement, the Fund had agreed to pay Morgan a fee equal to its proportionate share of an annual complex-wide charge. Until July 31, 1996, this charge was calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following annual schedule: 0.06% on the first $7 billion of the Master Portfolios' aggregate average daily net assets and 0.03% of the aggregate average daily net assets in excess of $7 billion. The portion of this charge paid by the Fund was determined by the proportionate share its net assets bore to the net assets of the Trust, the Master Portfolios and other investors in the Master Portfolios for which Morgan provided similar services. For the period from December 29, 1995 through July 31, 1996, Morgan's fee for these services amounted to $29,981.

      Effective August 1, 1996, the Services Agreement was amended such that the annual complex-wide charge is calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following schedule:
      0.09% on the first $7 billion of the Master Portfolios' aggregate average daily net assets and 0.04% of the Master Portfolios' aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The allocation of the Fund's portion of this charge is described above. For the period August 1, 1996 through October 31, 1996, the fee for these services amounted to $15,969.

      In addition, Morgan has agreed to reimburse the Fund to the extent necessary to maintain the total operating expenses of the Fund, including the expenses allocated to the Fund from the Portfolio, at no more than 0.40% of the average daily net assets of the Fund through February 28, 1997. For the fiscal year ended October 31, 1996, Morgan has agreed to reimburse the Fund $108,382 for expenses under this agreement.

    c)The Trust, on behalf of the Fund, has a Shareholder Servicing Agreement with Morgan. Until December 28, 1995, the agreement provided for the Fund to pay Morgan a fee for these services which was computed daily and paid monthly at an annual rate of 0.18% of the average daily net assets of the Fund up to and including $1.5 billion and 0.15% on any excess over $1.5 billion. For the period from November 1, 1995 through December 28, 1995, the fee for these services amounted to $54,193.

      Effective December 29, 1995, the Shareholder Servicing Agreement was amended such that the annual rate for providing these services was changed to 0.15% of the average daily net assets of the Fund up to and including $2 billion and 0.10% on any excess over $2 billion. For the period from December 29, 1995 through October 31, 1996, the fee for these services amounted to $259,311.

    d)The Trust, on behalf of the Fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Trust's affairs. The Trustees of the Trust represent all the existing shareholders of Group. The Fund's allocated portion of Group's costs in performing its services amounted to $9,821 for fiscal year ended October 31, 1996.

    e)An aggregate annual fee of $65,000 is paid to each Trustee for serving as a Trustee of the Trust, The JPM Institutional Funds and the Master Portfolios. The Trustees' Fees and Expenses shown in the financial statements represents the Fund's allocated portion of the total fees and expenses. The Trust's

THE JPM PIERPONT TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1996
--------------------------------------------------------------------------------
      Chairman and Chief Executive Officer also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $1,300.

Report of Independent Accountants

To the Trustees and Shareholders of
The JPM Pierpont Treasury Money Market Fund

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The JPM Pierpont Treasury Money Market Fund (one of the series constituting part of The JPM Pierpont Funds, hereafter referred to as the "Fund") at October 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period January 4, 1993 (commencement of operations) through October 31, 1993, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
December 18, 1996

The Treasury Money Market Portfolio

Annual Report October 31, 1996

(The following pages should be read in conjunction with The JPM Pierpont Treasury Money Market Fund
Annual Financial Statements)

THE TREASURY MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1996
--------------------------------------------------------------------------------

  PRINCIPAL                                                          YIELD TO
    AMOUNT                                                MATURITY  MATURITY/
(IN THOUSANDS)            SECURITY DESCRIPTION              DATE       RATE        VALUE
--------------  ----------------------------------------  --------  ----------  ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (33.3%)
$       19,000  Federal Farm Credit Bank
                                                          11/21/96    5.180%    $ 18,945,322
        30,000  Federal Home Loan Bank
                                                          11/12/96    5.330       29,951,142
        25,000  Federal Home Loan Bank
                                                          01/06/97    5.210       24,761,208
        15,000  Federal Home Loan Bank
                                                          12/26/96    5.180       14,881,292
         8,285  Federal Home Loan Bank
                                                          11/13/96    5.300        8,270,750
         1,565  Federal Home Loan Bank
                                                          01/09/97    5.300        1,549,372
                                                                                ------------
                Total U.S. Government Agency Obligations (amortized cost
                  $98,359,086)
                                                                                  98,359,086
                                                                                ------------

U.S. TREASURY OBLIGATIONS (60.4%)
        32,200  United States Treasury Bills
                                                          12/05/96    4.900       32,050,986
        22,670  United States Treasury Bills
                                                          12/12/96  4.850-4.940   22,543,353
        17,697  United States Treasury Bills
                                                          01/23/97    4.985       17,493,605
        11,325  United States Treasury Bills
                                                          04/17/97    5.085       11,057,857
        50,000  United States Treasury Notes
                                                          11/15/96    7.250       50,039,263
        20,000  United States Treasury Notes
                                                          02/28/97    6.875       20,095,361
        15,000  United States Treasury Notes
                                                          03/31/97    6.625       15,067,014
         9,854  United States Treasury Notes
                                                          04/30/97    6.500        9,898,301
                                                                                ------------
                Total U.S. Treasury Obligations (amortized cost $178,245,740)
                                                                                 178,245,740
                                                                                ------------
REPURCHASE AGREEMENT (5.6%)
        16,371  Goldman Sachs Repurchase Agreement,
                  dated 10/31/96, proceeds $16,373,519,
                  (collateralized by $15,927,000 U.S.
                  Treasury Notes 6.750%, due 05/31/99
                  valued at $16,698,619) (cost
                  $16,371,000)
                                                          11/01/96    5.540       16,371,000
                                                                                ------------
                TOTAL INVESTMENTS (COST $292,975,826) (99.3%)
                                                                                 292,975,826
                OTHER ASSETS IN EXCESS OF LIABILITIES (0.7%)
                                                                                   1,959,506
                                                                                ------------
                NET ASSETS (100.0%)                                             $294,935,332
                                                                                ------------
                                                                                ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1996
--------------------------------------------------------------------------------

ASSETS
Investments at Amortized Cost and Value  $  292,975,826
Cash                                                708
Interest Receivable                           2,001,741
Receivable for Expense Reimbursement             33,866
Deferred Organization Expenses                    6,526
Prepaid Trustees' Fees                            1,002
Prepaid Expenses and Other Assets                 1,349
                                         --------------
    Total Assets                            295,021,018
                                         --------------

LIABILITIES
Advisory Fee Payable                             50,873
Administrative Services Fee Payable               8,066
Custody Fee Payable                               5,979
Administration Fee Payable                          626
Fund Services Fee Payable                           140
Accrued Expenses                                 20,002
                                         --------------
    Total Liabilities                            85,686
                                         --------------

NET ASSETS
Applicable to Investors' Beneficial
  Interests                              $  294,935,332
                                         --------------
                                         --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED OCTOBER 31, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                           $   17,235,172

EXPENSES
Advisory Fee                             $      653,326
Administrative Services Fee                      73,206
Custodian Fees and Expenses                      65,695
Professional Fees and Expenses                   34,437
Administration Fee                               30,286
Fund Services Fee                                16,144
Trustees' Fees and Expenses                       6,510
Amortization of Organization Expenses             5,538
Miscellaneous                                     6,527
                                         --------------
    Total Expenses                              891,669
Less: Reimbursement of Expenses                (238,343)
                                         --------------

NET EXPENSES                                                     653,326
                                                          --------------
NET INVESTMENT INCOME                                         16,581,846

NET REALIZED GAIN ON INVESTMENTS                                 169,188
                                                          --------------

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                         $   16,751,034
                                                          --------------
                                                          --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                          FOR THE FISCAL     FOR THE FISCAL
                                            YEAR ENDED         YEAR ENDED
                                         OCTOBER 31, 1996   OCTOBER 31, 1995
                                         ----------------   ----------------

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS
Net Investment Income                    $     16,581,846   $     13,677,298
Net Realized Gain on Investments                  169,188            103,233
                                         ----------------   ----------------
    Net Increase in Net Assets
    Resulting from Operations                  16,751,034         13,780,531
                                         ----------------   ----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS
Contributions                               1,895,749,425      1,512,814,744
Withdrawals                                (1,935,444,581)    (1,408,013,342)
                                         ----------------   ----------------
    Net Increase (Decrease) from
    Investors' Transactions                   (39,695,156)       104,801,402
                                         ----------------   ----------------
    Total Increase (Decrease) in Net
    Assets                                    (22,944,122)       118,581,933

NET ASSETS
Beginning of Fiscal Year                      317,879,454        199,297,521
                                         ----------------   ----------------
End of Fiscal Year                       $    294,935,332   $    317,879,454
                                         ----------------   ----------------
                                         ----------------   ----------------

--------------------------------------------------------------------------------

SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                                    FOR THE PERIOD
                                         FOR THE FISCAL YEAR ENDED OCTOBER 31,      JANUARY 4, 1993
                                                                                   (COMMENCEMENT OF
                                         --------------------------------------     OPERATIONS) TO
                                            1996          1995          1994       OCTOBER 31, 1993
                                           -----         -----         -----       -----------------

RATIOS TO AVERAGE NET ASSETS
  Expenses                                     0.20%         0.20%         0.22%            0.26%(a)
  Net Investment Income                        5.08%         5.55%         3.65%            2.75%(a)
  Decrease Reflected in Expense Ratio
    due to Expense Reimbursement               0.07%         0.06%         0.05%            0.07%(a)

------------------------
(a)Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1996
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Treasury Money Market Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Portfolio's investment objective is to provide current income, maintain a high level of liquidity and preserve capital. The Portfolio commenced operations on January 4, 1993. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

    a)Investments are valued at amortized cost which approximates market value. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instruments.

      The Portfolio's custodian or designated subcustodians, as the case may be under triparty repurchase agreements, takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

    b)Securities transactions are recorded on a trade date basis. Investment income consists of interest income, which includes the amortization of premiums and discounts, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

    c)The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The cost of securities is substantially the same for book and tax purposes.

    d)The Portfolio incurred organization expenses in the amount of $27,491. These costs were deferred and are being amortized on a straight-line basis over a five-year period from the commencement of operations.

THE TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1996
--------------------------------------------------------------------------------

2. TRANSACTIONS WITH AFFILIATES

    a)The Portfolio has an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the Investment Advisory Agreement, the Portfolio pays Morgan at an annual rate of 0.20% of the Portfolio's average daily net assets up to $1 billion and 0.10% on any excess over $1 billion. For the fiscal year ended October 31, 1996, this fee amounted to $653,326.

    b)The Portfolio had retained Signature Broker-Dealer Services, Inc. ("Signature") to serve as administrator and exclusive placement agent. Under an Administration Agreement, Signature provided administrative services necessary for the operations of the Portfolio, furnished office space and facilities required for conducting the business of the Portfolio and paid the compensation of the Portfolio's officers affiliated with Signature. Until December 28, 1995, the agreement provided for a fee to be paid to Signature at an annual fee rate determined by the following schedule: 0.01% of the first $1 billion of the aggregate average daily net assets of the Portfolio and the other portfolios subject to the agreement, 0.008% of the next $2 billion of such net assets, 0.006% of the next $2 billion of such net assets, and 0.004% of such net assets in excess of $5 billion. The daily equivalent of the fee rate was applied each day to the net assets of the Portfolio. For the period from November 1, 1995 through December 28, 1995, Signature's fee for these services amounted to $3,132.

      Effective December 29, 1995, the Administration Agreement was amended such that the fee charged was equal to the Portfolio's proportionate share of a complex-wide fee based on the following annual schedule: 0.03% on the first $7 billion of the aggregate average daily net assets of the Portfolio and the other portfolios (the "Master Portfolios") in which The JPM Pierpont Funds, The JPM Institutional Funds or The JPM Advisor Funds invest and 0.01% on the aggregate average daily net assets of the Master Portfolios in excess of $7 billion. The portion of this charge paid by the Portfolio was determined by the proportionate share its net assets bore to the total net assets of The JPM Pierpont Funds, The JPM Institutional Funds, The JPM Advisor Funds and the Master Portfolios. For the period from December 29, 1995 through July 31, 1996, such fees amounted to $25,491. The Administration Agreement with Signature was terminated July 31, 1996.

      Effective August 1, 1996, certain administrative functions formerly provided by Signature are provided by Funds Distributor, Inc. ( FDI ), a registered broker-dealer, and by Morgan. FDI also serves as the Portfolio's exclusive placement agent. Under a Co-Administration Agreement between FDI and the Portfolio, the Portfolio has agreed to pay FDI fees equal to its allocable share of annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Portfolio is based on the ratio of the Portfolio's net assets to the aggregate net assets of The JPM Pierpont Funds, The JPM Institutional Funds, The JPM Advisor Funds and the Master Portfolios. For the period from August 1, 1996 through October 31, 1996, the fee for these services amounted to $1,663.

    c)Until August 31, 1995, the Portfolio had a Financial and Fund Accounting Services Agreement with Morgan which provided that Morgan would receive a fee, based on the percentage described below, for overseeing certain aspects of the administration and operation of the Portfolio and that was also designed to provide an expense limit for certain expenses of the Portfolio. This fee was calculated exclusive of the advisory fee, custody expenses, fund services fee and amortization of organization

THE TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1996
--------------------------------------------------------------------------------
      expenses at 0.03% of the Portfolio's average daily net assets. From September 1, 1995 until December 28, 1995, an interim agreement between the Portfolio and Morgan provided for the continuation of the oversight functions that were outlined under the prior agreement and that Morgan should bear all of its expenses incurred in connection with these services.

      Effective December 29, 1995, the Portfolio entered into an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio had agreed to pay Morgan a fee equal to its proportionate share of an annual complex-wide charge. Until July 31, 1996, this charge was calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following annual schedule: 0.06% on the first $7 billion of the Master Portfolios' aggregate average daily net assets and 0.03% of the Master Portfolios' aggregate average daily net assets in excess of $7 billion. The portion of this charge paid by the Portfolio was determined by the proportionate share its net assets bore to the net assets of the Master Portfolios and other investors in the Master Portfolios for which Morgan provided similar services. For the period from December 29, 1995 through July 31, 1996, the fee for these services amounted to $48,657.

      Effective August 1, 1996, the Services Agreement was amended such that the annual complex-wide charge is calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following annual schedule: 0.09% on the first $7 billion of the Master Portfolios aggregate average daily net assets and 0.04% of the Master Portfolios' aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The allocation of the Portfolio's portion of this charge is described above. For the period from August 1, 1996 through October 31, 1996, the fee for these services amounted to $24,549.

      In addition, Morgan has agreed to reimburse the Portfolio to the extent necessary to maintain the total operating expenses of the Portfolio at no more than 0.20% of the average daily net assets of the Portfolio through February 28, 1997. For the fiscal year ended October 31, 1996, Morgan has agreed to reimburse the Portfolio $238,343 for expenses under this agreement.

    d)The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $16,144 for the fiscal year ended October 31, 1996.

    e)An aggregate annual fee of $65,000 is paid to each Trustee for serving as a Trustee of The JPM Pierpont Funds, The JPM Institutional Funds and the Master Portfolios. The Trustees' Fees and Expenses shown in the financial statements represents the Portfolio's allocated portion of the total fees and expenses. The Portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $2,100.

Report of Independent Accountants

To the Trustees and Investors of
The Treasury Money Market Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The Treasury Money Market Portfolio (the "Portfolio") at October 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its supplementary data for each of the three years in the period then ended and for the period January 4, 1993 (commencement of operations) through October 31, 1993, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1996 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
December 18, 1996

THE JPM PIERPONT MONEY MARKET FUND

THE JPM PIERPONT TAX EXEMPT MONEY MARKET FUND

THE JPM PIERPONT TREASURY MONEY MARKET FUND


THE JPM PIERPONT SHORT TERM BOND FUND

THE JPM PIERPONT BOND FUND

THE JPM PIERPONT TAX EXEMPT BOND FUND

THE JPM PIERPONT NEW YORK TOTAL RETURN BOND FUND

THE JPM PIERPONT DIVERSIFIED FUND

THE JPM PIERPONT EQUITY FUND

THE JPM PIERPONT CAPITAL APPRECIATION FUND

THE JPM PIERPONT INTERNATIONAL EQUITY FUND


THE JPM PIERPONT EMERGING MARKETS EQUITY FUND

THE JPM PIERPONT EUROPEAN EQUITY FUND

THE JPM PIERPONT JAPAN EQUITY FUND

THE JPM PIERPONT ASIA GROWTH FUND


THE
JPM PIERPONT
TREASURY MONEY MARKET FUND

FOR MORE INFORMATION ON HOW THE JPM PIERPONT FAMILY OF FUNDS CAN HELP YOU PLAN FOR YOUR FUTURE, CALL J.P. MORGAN FUNDS SERVICES AT (800) 521-5411.

ANNUAL REPORT
OCTOBER 31, 1996